Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciable life	10 years
Residual rate	3.00%
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciable life	30 years
Residual rate	5.00%
Telecommunications equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciable life	5 years
Residual rate	3.00%
Telecommunications equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciable life	10 years
Residual rate	5.00%
Office furniture, fixtures, motor vehicles and other equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciable life	5 years
Residual rate	3.00%
Office furniture, fixtures, motor vehicles and other equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciable life	10 years
Residual rate	5.00%